Non-trading Securities (Residual Contractual Maturity Of Non-trading Debt Securities) (Details) (Insurance Subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Insurance Subsidiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 1 year	¥ 16,241
1 to 5 years	37,200
5 to 10 years	90,423
More than 10 years	43,909
Total	¥ 187,773